Financial instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial instruments [Abstract]
Schedule of Fair Value Liability Warrants and Prefunded Warrants	The table below presents an analysis of the fair value of the liability in respect to the warrants and prefunded warrants as of June 30, 2023:
Description	Fair value	Level 1	Level 2	Level 3

Liability in respect of Pre-Funded Warrants (*)	$2,488	$2,488	-	$-
Liability in respect of Warrants (**)	$3,495	-	$3,495	$-
Liability in respect of Warrants (***)	$321	$321	-	$-
(*)	The fair value of the Pre-Funded Warrant was determined by using the Company’s share price.
(**)	The fair value of the Warrants was determined by using Black & Sholes method. The following inputs were used to determine the fair value of the Warrant:
(***)	The fair value of the liability in respect Warrants under level 1 was determined by using the those Warrants price in market.

Schedule of Financial Liabilities
June 30, 2023
Financial liabilities:
Expected volatility (%)	104.97
Share price (in $)	1.49
Risk-free interest rate (%)	4.17
Expected life (years)	4.98